UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21687
                                      ------------------------------------------

                     Fiduciary/Claymore Dynamic Equity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         --------------------

Date of reporting period: February 29, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
          Attached hereto.

FIDUCIARY/CLAYMORE DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

NUMBER
OF SHARES       DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------
                LONG-TERM INVESTMENTS - 97.1%
                COMMON STOCKS - 92.6%
                CONSUMER DISCRETIONARY - 12.1%
     22,300     Amazon.Com, Inc. (a)                                                $   1,437,681
     34,800     Best Buy Co., Inc.                                                      1,496,748
     30,700     International Game Technology                                           1,386,105
     40,300     McDonald's Corp.                                                        2,180,633
     27,900     MGM Mirage (a)                                                          1,718,361
     45,600     Nordstrom, Inc.                                                         1,688,568
     25,000     Target Corp.                                                            1,315,250
     48,800     Walt Disney Co. (The)                                                   1,581,608
                                                                                    --------------
                                                                                       12,804,954
                                                                                    --------------
                CONSUMER STAPLES - 5.7%
     18,000     Altria Group, Inc.                                                      1,316,520
     17,300     Anheuser-Busch Cos., Inc.                                                 814,657
     26,100     PepsiCo, Inc.                                                           1,815,516
     31,900     Procter & Gamble Co.                                                    2,111,142
                                                                                    --------------
                                                                                        6,057,835
                                                                                    --------------
                ENERGY - 8.0%
     33,300     Chevron Corp.                                                           2,885,778
     15,200     Exxon Mobil Corp.                                                       1,322,552
     26,400     Schlumberger Ltd.  (Netherlands)                                        2,282,280
     53,600     Williams Cos., Inc.                                                     1,930,672
                                                                                    --------------
                                                                                        8,421,282
                                                                                    --------------
                FINANCIALS - 16.0%
     19,400     American International Group, Inc.                                        909,084
     38,100     Bank of America Corp.                                                   1,514,094
     38,000     Charles Schwab Corp. (The)                                                745,180
     13,400     Goldman Sachs Group, Inc.                                               2,273,042
     65,000     JPMorgan Chase & Co.                                                    2,642,250
     56,100     Lehman Brothers Holdings, Inc.                                          2,860,539
     22,300     T Rowe Price Group, Inc.                                                1,126,819
     45,000     US Bancorp                                                              1,440,900
     31,900     Wachovia Corp.                                                            976,778
     83,400     Wells Fargo & Co.                                                       2,437,782
                                                                                    --------------
                                                                                       16,926,468
                                                                                    --------------
                HEALTH CARE - 5.1%
     21,200     Genentech, Inc. (a)                                                     1,605,900
     41,400     Gilead Sciences, Inc. (a)                                               1,959,048
     60,600     Pfizer, Inc.                                                            1,350,168
      6,900     Zimmer Holdings, Inc. (a)                                                 519,501
                                                                                    --------------
                                                                                        5,434,617
                                                                                    --------------
                INDUSTRIALS - 17.2%
     20,500     Boeing Co.                                                              1,697,195
     21,500     Caterpillar, Inc.                                                       1,555,095
     32,100     Deere & Co.                                                             2,735,241
     50,900     Emerson Electric Co.                                                    2,593,864
     38,600     Honeywell International, Inc.                                           2,221,044
     36,600     Joy Global, Inc.                                                        2,429,142
     28,000     Rockwell Collins, Inc.                                                  1,649,200
     14,500     Sunpower Corp. - Class A (a)                                              952,940
     33,600     United Technologies Corp.                                               2,369,136
                                                                                    --------------
                                                                                       18,202,857
                                                                                    --------------
                INFORMATION TECHNOLOGY - 23.3%
     67,100     Adobe Systems, Inc. (a)                                                 2,257,915
     32,800     Amdocs Ltd. (a) (Channel Islands)                                       1,016,800
     18,700     Apple Computer, Inc. (a)                                                2,337,874
     98,100     Cisco Systems, Inc. (a)                                                 2,390,697
     40,000     Corning, Inc.                                                             929,200
     36,000     eBay, Inc. (a)                                                            948,960
    150,400     EMC Corp. (a)                                                           2,337,216
      3,700     Google, Inc. - Class A (a)                                              1,743,366
     44,800     Hewlett-Packard Co.                                                     2,140,096
    120,800     Intel Corp.                                                             2,409,960
     21,200     MEMC Electronic Materials, Inc. (a)                                     1,617,136
     73,400     Microsoft Corp.                                                         1,997,948
     42,400     Oracle Corp. (a)                                                          797,120
     36,500     Qualcomm, Inc.                                                          1,546,505
                                                                                    --------------
                                                                                       24,470,793
                                                                                    --------------
                MATERIALS - 1.8%
     16,000     Monsanto Co.                                                            1,850,880
                                                                                    --------------

                TELECOMMUNICATION SERVICES - 3.4%
     77,700     AT&T, Inc.                                                              2,706,291
     25,800     Verizon Communications, Inc.                                              937,056
                                                                                    --------------
                                                                                        3,643,347
                                                                                    --------------
                TOTAL COMMON STOCK - 92.6%
                (Cost $105,836,288)                                                    97,813,033
                                                                                    --------------

                INVESTMENT COMPANIES - 4.5%
      9,800     Oil Service HOLDRs Trust                                                1,727,838
     42,300     Pharmaceutical HOLDRs Trust                                             3,070,980
                                                                                    --------------
                (Cost $5,311,612)                                                       4,798,818
                                                                                    --------------

                TOTAL LONG-TERM INVESTMENTS - 97.1%
                (Cost $111,147,900)                                                   102,611,851
                                                                                    --------------

                SHORT-TERM INVESTMENTS - 0.5%
                MONEY MARKET FUND - 0.5%
    547,346     Fidelity U.S. Treasury Money Market Fund
                (Cost $547,346)                                                           547,346
                                                                                    --------------


CONTRACTS
(100 SHARES                                                EXPIRATION      EXERCISE
PER CONTRACT)   CALL OPTIONS PURCHASED (a)                       DATE         PRICE         VALUE
--------------------------------------------------------------------------------------------------
                CALL OPTIONS PURCHASED - 3.1%
        200     DIAMONDS Trust Series I              January 17, 2009         80.00  $    871,500
        300     iShares Russell 2000 Index Fund      January 17, 2009         50.00       600,750
        700     Financial Select Sector SPDR Fund    January 17, 2009         20.00       490,000
        500     Financial Select Sector SPDR Fund    January 17, 2009         25.00       186,500
        200     SPDR Trust Series 1                 December 19, 2009         80.00     1,098,500
                                                                                    --------------
                TOTAL CALL OPTIONS PURCHASED
                (Cost $5,202,300)                                                       3,247,250
                                                                                    --------------

                TOTAL INVESTMENTS - 100.7%
                (Cost $116,897,546)                                                   106,406,447
                Other Assets in excess of Liabilities - 1.1%                            1,152,296
                Total Options Written - (1.8%)                                         (1,862,408)
                                                                                    --------------
                NET ASSETS  - 100.0%                                                 $105,696,335
                                                                                    --------------

            --------------------------------------------------------------------------------------


          (a)  Non-income producing security.

          See previously submitted notes to financial statements for the period ended November 30, 2007.

          In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

               Valuations at February 29, 2008
          Description                                                       OPTIONS AND
          (Value in $000s)                             SECURITIES         OTHER DERIVATIVES       TOTAL
          Assets:
          Level 1                                     $ 103,159              $  3,247           $ 106,406
          Level 2                                             -                   510                 510
          Level 3                                             -                     -                   -
                                               ------------------------------------------------------------
          Total                                       $ 103,159              $  3,757           $ 106,916
                                               ============================================================
          Liabilities:
          Level 1                                             -                 1,392               1,392
          Level 2                                             -                   470                 470
          Level 3                                             -                     -                   -
                                               ------------------------------------------------------------
          Total                                       $       -              $  1,862           $   1,862
                                               ============================================================



CONTRACTS
(100 SHARES                                               EXPIRATION     EXERCISE
PER CONTRACT)  CALL OPTIONS WRITTEN (a)                         DATE        PRICE              VALUE
-----------------------------------------------------------------------------------------------------
         334   Adobe Systems, Inc.                    March 22, 2008    $   35.00         $   26,720
         170   Altria Group, Inc.                     March 22, 2008        75.00             10,795
          75   Amazon.Com, Inc.                       April 19, 2008        70.00             18,487
          78   Amazon.Com, Inc.                       March 22, 2008        75.00              2,886
          70   Amazon.Com, Inc.                       April 19, 2008        80.00              4,165
         194   Amdocs Ltd.                            March 22, 2008        35.00              1,940
          46   American International Group, Inc.     March 22, 2008        50.00              2,990
          56   American International Group, Inc.     April 19, 2008        50.00              8,960
         173   Anheuser-Busch Cos., Inc.              March 22, 2008        50.00              3,460
          50   Apple Computer, Inc.                   March 22, 2008       130.00             15,875
          65   Apple Computer, Inc.                   March 22, 2008       150.00              2,113
         216   AT&T, Inc.                             March 22, 2008        35.00             20,412
         345   AT&T, Inc.                             March 22, 2008        37.50              6,727
         126   Bank of America Corp.                  April 19, 2008        42.50             13,545
          85   Best Buy Co., Inc.                     March 22, 2008        45.00              6,375
         263   Best Buy Co., Inc.                     March 22, 2008        47.50              5,918
         115   Boeing Co.                             March 22, 2008        85.00             20,700
         131   Caterpillar, Inc.                      March 22, 2008        72.50             24,693
         250   Charles Schwab Corp. (The)             March 22, 2008        22.50              2,500
         333   Chevron Corp.                          March 22, 2008        90.00             30,802
         691   Cisco Systems, Inc.                    March 22, 2008        25.00             30,749
         360   Corning, Inc.                          March 22, 2008        25.00              6,300
         161   Deere & Co.                            March 22, 2008        87.50             32,602
          80   Deere & Co.                            March 22, 2008        90.00              9,600
         200   DIAMONDS Trust Series I                March 22, 2008       132.00              2,500
         360   eBay, Inc.                             April 19, 2008        30.00             15,300
         360   EMC Corp.                              March 22, 2008        17.00              2,700
         358   Emerson Electric Co.                   March 22, 2008        55.00              5,370
         105   Exxon Mobil Corp.                      March 22, 2008        90.00             10,500
       1,200   Financial Select Sector SPDR Fund       June 21, 2008        31.00             66,000
         148   Genentech, Inc.                        April 19, 2008        80.00             21,090
         238   Gilead Sciences, Inc.                  April 19, 2008        50.00             31,535
          35   Goldman Sachs Group, Inc.              April 19, 2008       180.00             25,025
          29   Goldman Sachs Group, Inc.              March 22, 2008       190.00              4,640
          10   Google, Inc.                           March 22, 2008       520.00              2,525
           5   Google, Inc.                           March 22, 2008       560.00                200
         274   Hewlett-Packard Co.                    April 19, 2008        50.00             31,510
         265   Honeywell International, Inc.          March 22, 2008        60.00             13,250
         610   Intel Corp.                            March 22, 2008        21.00             17,080
         230   International Game Technology          April 19, 2008        50.00             16,100
         300   iShares Russell 2000 Index Fund          May 17, 2008        76.00             30,750
         256   Joy Global, Inc.                       March 22, 2008        70.00             54,400
         498   JPMorgan Chase & Co.                   March 22, 2008        45.00             21,165
         165   Lehman Brothers Holdings, Inc.         April 19, 2008        55.00             46,613
         285   McDonald's Corp.                       April 19, 2008        55.00             51,300
         125   MEMC Electronic Materials, Inc.        March 22, 2008        80.00             30,313
         166   MGM Mirage                             April 19, 2008        70.00             21,165
          86   MGM Mirage                             March 22, 2008        75.00              1,075
         548   Microsoft Corp.                        March 22, 2008        31.00              3,014
         146   Microsoft Corp.                        March 22, 2008        35.00                292
         112   Monsanto Co.                           March 22, 2008       120.00             33,320
         342   Nordstrom, Inc.                        March 22, 2008        40.00             18,810
          78   Oil Service HOLDRs Trust               April 19, 2008       185.00             42,315
         188   Oracle Corp.                           March 22, 2008        20.00              5,170
         188   PepsiCo, Inc.                          April 19, 2008        72.50             17,860
         601   Pfizer, Inc.                           March 22, 2008        25.00              3,005
         419   Pharmaceutical HOLDRs Trust            March 22, 2008        75.00             15,713
         239   Procter & Gamble Co.                   April 19, 2008        67.50             27,485
         208   Qualcomm, Inc.                         April 19, 2008        45.00             25,168
          71   Rockwell Collins, Inc.                 March 22, 2008        60.00              6,923
         209   Rockwell Collins, Inc.                 March 22, 2008        65.00              3,135
         197   Schlumberger Ltd.                      April 19, 2008        90.00             68,950
         200   SPDR Trust Series 1                    March 22, 2008       144.00              3,300
          48   Sunpower Corp.                         March 22, 2008        70.00             12,720
          50   Sunpower Corp.                         March 22, 2008        75.00              6,875
          70   T Rowe Price Group, Inc.               March 22, 2008        55.00              4,025
          70   T Rowe Price Group, Inc.               April 19, 2008        55.00             11,025
         180   Target Corp.                           March 22, 2008        55.00             15,300
         268   United Technologies Corp.              April 19, 2008        75.00             25,460
         262   US Bancorp                             March 22, 2008        32.50             20,960
          63   Verizon Communications, Inc.           March 22, 2008        37.50              3,780
          70   Verizon Communications, Inc.           March 22, 2008        40.00                875
         158   Wachovia Corp.                         April 19, 2008        32.50             27,255
         320   Walt Disney Co. (The)                  March 22, 2008        32.50             24,000
         497   Wells Fargo & Co.                      April 19, 2008        30.00             82,005
         244   Wells Fargo & Co.                      March 22, 2008        32.50              5,490
         429   Williams Cos., Inc.                    April 19, 2008        37.50             43,973
          69   Zimmer Holdings, Inc.                  March 22, 2008        80.00              2,760





               TOTAL CALL OPTIONS WRITTEN
               (Premiums received $2,800,523)                                              1,392,383
                                                                                     ----------------

               PUT OPTIONS WRITTEN (a)
         500   Standard and Poors 500 Index           March 22, 2008        1,255            470,025
                                                                                     ----------------
               (Premiums received $629,000)

               TOTAL OPTIONS WRITTEN
               (Premiums received $3,429,523)                                            $ 1,862,408
                                                                                     ================

-----------------------------------------------------------------------------------------------------


(a)  Non-income producing security.

At February 29, 2008, the following swap agreement was outstanding:

                                                                  Unrealized
                                                Termination    Appreciation/
Counterparty         Description                       Date    (Depreciation)
-----------------------------------------------------------------------------

Bank of America      S&P 500 Volatility           3/20/2008        $ 510,488

Fund receives payment if the actual realized volatility of the S&P 500 Index, based on daily closing prices, over the life of the contract, is lower than the original strike price. The Fund will make payment if the actual realized volatility of the S&P 500 Index, over the life of the contract, is higher than the original strike price.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended ) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund
--------------------------------------------------------------------------------

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: April 29, 2008
      --------------------------------------------------------------------------